JPMorgan International Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 97.7%
Australia — 5.8%
Aurizon Holdings Ltd.	1,597	3,997
Australia & New Zealand Banking Group Ltd.	767	14,495
BHP Group Ltd. (a)	1,107	35,503
Commonwealth Bank of Australia (a)	267	17,788
CSL Ltd.	138	25,566
Dexus, REIT	1,841	13,405
Goodman Group, REIT	1,372	22,653
GPT Group (The), REIT	3,875	13,732
Insurance Australia Group Ltd.	1,268	3,826
Macquarie Group Ltd.	81	10,632
National Australia Bank Ltd.	539	10,403
Newcrest Mining Ltd.	225	3,488
Rio Tinto Ltd.	498	39,608
Rio Tinto plc	251	17,686
Santos Ltd.	940	4,787
Wesfarmers Ltd.	285	10,634
Westpac Banking Corp.	1,525	21,990
Woolworths Group Ltd.	235	5,743

		275,936

Belgium — 0.6%
Anheuser-Busch InBev SA	73	4,623
KBC Group NV	269	23,386

		28,009

China — 0.6%
BOC Hong Kong Holdings Ltd.	3,040	11,736
Prosus NV *	231	19,188

		30,924

Denmark — 3.1%
Carlsberg A/S, Class B	186	30,070
Genmab A/S *	14	4,761
Novo Nordisk A/S, Class B	820	81,576
Orsted A/S (b)	261	27,793
Vestas Wind Systems A/S (a)	178	4,810

		149,010

Finland — 0.7%
Kone OYJ, Class B	120	7,802
Nokia OYJ *	1,660	9,899
Nordea Bank Abp	1,425	16,925

		34,626

France — 11.7%
Air Liquide SA	293	50,142
Airbus SE *	122	15,585
Alstom SA	398	12,891
AXA SA	251	7,964
BNP Paribas SA	750	53,523
Capgemini SE	197	44,385
Kering SA	33	24,451
L’Oreal SA	140	59,774
LVMH Moet Hennessy Louis Vuitton SE	109	89,860
Pernod Ricard SA	54	11,496
Safran SA	183	22,161
Sanofi	214	22,411
Societe Generale SA	469	17,412
TotalEnergies SE	907	51,569
Veolia Environnement SA	1,146	41,385
Vinci SA	321	35,231

		560,240

Germany — 10.2%
adidas AG	117	32,119
Allianz SE (Registered)	246	63,109
BASF SE	132	10,131
Bayer AG (Registered)	208	12,631
Brenntag SE	65	5,602
Daimler AG	59	4,727
Deutsche Boerse AG	27	4,762
Deutsche Post AG (Registered)	627	37,733
Deutsche Telekom AG (Registered)	2,272	42,890
Infineon Technologies AG	924	38,358
Merck KGaA	76	16,740
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	97	30,690
RWE AG	904	38,124
SAP SE	290	36,445
Siemens AG (Registered)	211	33,549
Volkswagen AG (Preference)	149	31,013
Vonovia SE	653	37,191
Zalando SE * (b)	189	15,015

		490,829

Hong Kong — 2.3%
AIA Group Ltd.	4,367	45,586
CK Asset Holdings Ltd.	998	6,660
CLP Holdings Ltd.	521	5,214
Hong Kong Exchanges & Clearing Ltd.	472	26,923
Link, REIT	528	4,535
Sun Hung Kai Properties Ltd.	391	4,764
Techtronic Industries Co. Ltd.	294	4,843
Xinyi Glass Holdings Ltd.	3,727	9,880

		108,405

Ireland — 0.7%
CRH plc	211	10,568
Kingspan Group plc	119	11,483
Kingspan Group plc	101	9,739

		31,790

Italy — 0.9%
Enel SpA	1,793	13,802
FinecoBank Banca Fineco SpA	1,366	22,958
UniCredit SpA	401	6,366

		43,126

Japan — 22.6%
AGC, Inc.	274	12,562
Asahi Group Holdings Ltd.	599	24,464
Asahi Kasei Corp.	1,842	18,191
Bridgestone Corp.	581	25,456
Central Japan Railway Co.	124	16,231
Daiichi Sankyo Co. Ltd.	720	16,174
Daikin Industries Ltd.	79	16,540
Daito Trust Construction Co. Ltd.	103	11,822
Daiwa House Industry Co. Ltd.	562	16,401
Dentsu Group, Inc.	611	21,143
Fast Retailing Co. Ltd.	9	5,178
Hitachi Ltd.	658	34,190
Honda Motor Co. Ltd.	902	26,566
Hoya Corp.	263	34,129

JPMorgan International Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — continued
Japan — continued
ITOCHU Corp.	649	20,834
Japan Airlines Co. Ltd. *	452	8,563
Kao Corp.	293	14,632
Keyence Corp.	77	39,392
Konami Holdings Corp.	292	15,747
Kubota Corp.	821	17,598
Kyowa Kirin Co. Ltd.	495	12,340
Mitsubishi Corp.	875	29,708
Mitsubishi Electric Corp.	597	7,479
Mitsubishi UFJ Financial Group, Inc.	1,701	10,309
Mitsui Fudosan Co. Ltd.	661	14,179
Murata Manufacturing Co. Ltd.	320	24,074
Nidec Corp.	133	11,814
Nintendo Co. Ltd.	20	9,556
NIPPON EXPRESS HOLDINGS, Inc.	206	12,185
Nippon Steel Corp.	256	4,186
Nippon Telegraph & Telephone Corp.	1,113	31,860
Nitori Holdings Co. Ltd.	102	14,598
Nomura Research Institute Ltd.	465	16,274
Ono Pharmaceutical Co. Ltd.	557	13,499
ORIX Corp.	992	20,466
Otsuka Corp.	411	16,689
Rakuten Group, Inc.	575	4,984
Recruit Holdings Co. Ltd.	402	19,890
Rohm Co. Ltd.	201	16,932
Ryohin Keikaku Co. Ltd.	949	13,620
Seven & i Holdings Co. Ltd.	355	18,029
Shimadzu Corp.	78	2,796
Shin-Etsu Chemical Co. Ltd.	166	27,773
Shionogi & Co. Ltd.	240	13,655
SoftBank Group Corp.	246	10,898
Sony Group Corp.	440	49,269
Sumitomo Electric Industries Ltd.	1,089	14,435
Sumitomo Metal Mining Co. Ltd.	502	23,183
Sumitomo Mitsui Financial Group, Inc.	891	32,105
Suzuki Motor Corp.	330	14,058
T&D Holdings, Inc.	959	14,168
Takeda Pharmaceutical Co. Ltd.	407	11,793
Terumo Corp.	360	13,141
Tokio Marine Holdings, Inc.	575	34,324
Tokyo Electron Ltd.	69	33,897
Toyota Motor Corp.	3,561	70,383
Yamato Holdings Co. Ltd.	141	3,009

		1,087,371

Luxembourg — 0.1%
ArcelorMittal SA	226	6,721

Malta — 0.0% (c)
BGP Holdings plc * ‡	449	2

Netherlands — 6.3%
Adyen NV * (b)	7	14,006
Akzo Nobel NV	213	22,090
ASML Holding NV	155	105,050
Heineken NV	37	3,967
ING Groep NV	684	10,123
Koninklijke Ahold Delhaize NV	483	15,658
Koninklijke DSM NV	77	14,517
Koninklijke KPN NV	6,482	21,380
Koninklijke Philips NV	161	5,345
NN Group NV	515	28,794
Shell plc	1,749	44,932
Wolters Kluwer NV	148	15,014

		300,876

Singapore — 1.1%
DBS Group Holdings Ltd.	1,322	34,734
Oversea-Chinese Banking Corp. Ltd.	1,593	14,826
United Overseas Bank Ltd.	221	4,946

		54,506

Spain — 3.0%
Banco Bilbao Vizcaya Argentaria SA	5,535	35,339
Banco Santander SA	3,456	12,119
Endesa SA	1,026	22,981
Iberdrola SA	4,628	53,056
Industria de Diseno Textil SA	635	19,273

		142,768

Sweden — 2.4%
Atlas Copco AB, Class A	477	28,256
Lundin Energy AB	464	18,865
SKF AB, Class B	967	21,206
Svenska Handelsbanken AB, Class A	1,088	11,598
Volvo AB, Class B	1,641	37,037

		116,962

Switzerland — 10.9%
Adecco Group AG (Registered)	55	2,635
Cie Financiere Richemont SA (Registered)	84	12,192
Credit Suisse Group AG (Registered)	369	3,505
Givaudan SA (Registered)	7	28,814
Julius Baer Group Ltd.	70	4,603
Lonza Group AG (Registered)	60	41,222
Nestle SA (Registered)	1,052	135,795
Novartis AG (Registered)	893	77,621
Roche Holding AG	286	110,816
SGS SA (Registered)	8	22,496
Sika AG (Registered)	69	24,169
UBS Group AG (Registered)	1,016	18,845
Zurich Insurance Group AG	87	41,849

		524,562

United Kingdom — 12.6%
3i Group plc	2,195	40,887
AstraZeneca plc	516	60,047
Barclays plc	12,707	34,090
Berkeley Group Holdings plc	394	22,461
BP plc	11,631	60,294
British American Tobacco plc	477	20,370
CK Hutchison Holdings Ltd.	788	5,598
DCC plc	116	9,771
Diageo plc	1,140	57,510
GlaxoSmithKline plc	412	9,192
HSBC Holdings plc	3,629	25,831
InterContinental Hotels Group plc *	404	26,664
Intertek Group plc	56	4,038
Lloyds Banking Group plc	48,711	33,804
London Stock Exchange Group plc	39	3,850
Prudential plc	1,150	19,392
Reckitt Benckiser Group plc	433	35,053
RELX plc	1,269	39,027
Standard Chartered plc	3,916	28,517
Taylor Wimpey plc	3,958	8,121

JPMorgan International Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — continued
United Kingdom — continued
Tesco plc	6,652	26,718
Unilever plc	635	32,421

		603,656

United States — 2.1%
Ferguson plc	119	18,787
Schneider Electric SE	321	54,377
Stellantis NV	1,417	27,358

		100,522

TOTAL COMMON STOCKS (Cost $3,600,596)		4,690,841

SHORT-TERM INVESTMENTS — 2.5%
INVESTMENT COMPANIES — 1.8%
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05% (d) (e) (Cost $85,943)	85,909	85,943

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.7%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.09% (d) (e)	31,338	31,328
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (d) (e)	4,166	4,166

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $35,498)		35,494

TOTAL SHORT-TERM INVESTMENTS (Cost $121,441)		121,437

Total Investments — 100.2% (Cost $3,722,037)		4,812,278
Liabilities in Excess of Other Assets — (0.2)%		(10,471)

Net Assets — 100.0%		4,801,807

Percentages indicated are based on net assets.

JPMorgan International Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Summary of Investments by Industry, January 31, 2022

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	10.5%
Pharmaceuticals	9.5
Insurance	6.0
Chemicals	4.1
Semiconductors & Semiconductor Equipment	4.0
Oil, Gas & Consumable Fuels	3.8
Automobiles	3.6
Textiles, Apparel & Luxury Goods	3.3
Food Products	2.8
Beverages	2.7
Metals & Mining	2.7
Machinery	2.7
Electric Utilities	2.6
Capital Markets	2.4
Personal Products	2.2
Professional Services	2.1
Diversified Telecommunication Services	2.0
IT Services	1.9
Real Estate Management & Development	1.9
Industrial Conglomerates	1.7
Household Durables	1.7
Multi-Utilities	1.7
Electrical Equipment	1.6
Trading Companies & Distributors	1.6
Electronic Equipment, Instruments & Components	1.4
Food & Staples Retailing	1.4
Building Products	1.3
Equity Real Estate Investment Trusts (REITs)	1.1
Health Care Equipment & Supplies	1.1
Others (each less than 1.0%)	12.1
Short-Term Investments	2.5

Abbreviations

OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
(a)	The security or a portion of this security is on loan at January 31, 2022. The total value of securities on loan at January 31, 2022 is $33,504.
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

JPMorgan International Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

(c)	Amount rounds to less than 0.1% of net assets.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of January 31, 2022.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

Futures contracts outstanding as of January 31, 2022 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
SPI 200 Index	537	03/2022	AUD	65,591	(3,345)

Abbreviations

AUD	Australian Dollar
SPI	Australian Securities Exchange

JPMorgan International Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$275,936	$—	$275,936
Belgium	—	28,009	—	28,009
China	—	30,924	—	30,924
Denmark	—	149,010	—	149,010
Finland	—	34,626	—	34,626
France	—	560,240	—	560,240
Germany	—	490,829	—	490,829
Hong Kong	—	108,405	—	108,405
Ireland	—	31,790	—	31,790
Italy	—	43,126	—	43,126
Japan	—	1,087,371	—	1,087,371
Luxembourg	—	6,721	—	6,721
Malta	—	—	2	2
Netherlands	21,380	279,496	—	300,876
Singapore	—	54,506	—	54,506
Spain	—	142,768	—	142,768
Sweden	—	116,962	—	116,962
Switzerland	—	524,562	—	524,562
United Kingdom	—	603,656	—	603,656
United States	—	100,522	—	100,522

Total Common Stocks	21,380	4,669,459	2	4,690,841

Short-Term Investments
Investment Companies	85,943	—	—	85,943
Investment of Cash Collateral from Securities Loaned	35,494	—	—	35,494

Total Short-Term Investments	121,437	—	—	121,437

Total Investments in Securities	$142,817	$4,669,459	$2	$4,812,278

Depreciation in Other Financial Instruments
Futures Contracts	$(3,345)	$—	$—	$(3,345)

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

JPMorgan International Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

	For the period ended January 31, 2022
Security Description	Value at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2022	Shares at January 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05% (a) (b)	$93,239	$159,075	$166,360	$(11)	$— (c)	$85,943	85,909	$13	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.09% (a) (b)	82,347	158,999	210,000	(15)	(3)	31,328	31,338	14	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a) (b)	10,123	98,927	104,884	—	—	4,166	4,166	1	—

Total	$185,709	$417,001	$481,244	$(26)	$(3)	$121,437		$28	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2022.
(c)	Amount rounds to less than one thousand.